Exhibit 1

BBCMS Trust 2018-RRI

Commercial Mortgage Pass Through Certificates, Series 2018-RRI

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

Morgan Stanley Bank, N.A.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

1 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Morgan Stanley Bank, N.A. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	BBCMS Trust 2018-RRI

Commercial Mortgage Pass-Through Certificates, Series 2018-RRI (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BBCMS Trust 2018-RRI securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 February 2018

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BBCMS Trust 2018-RRI (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two componentized promissory notes issued by BW RRI I LLC, BW RRI II LLC, BW RRI III LLC and BW RRI IV LLC, each a Delaware limited liability company (collectively, the “Borrowers”), evidencing a two-year, floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgages, deeds of trust or similar instruments on the Borrowers’ fee simple and/or leasehold interests in 86 select service hotel properties (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 February 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 12

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Initial Original Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Payment Date and

b.       Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

7.	Using the:
a.	Initial Original Term,
b.	Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Initial Remaining Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Fully Extended Original Term and
b.	Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Remaining Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Mortgage Loan Original Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”) and
b.	Use the “Mezzanine Debt Original Balance ($)” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Debt Cut-off Balance ($)”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the ”Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Maturity Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 12

10.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mezzanine Debt Original Balance ($),
c.	Mortgage Loan Cut-off Balance ($),
d.	Mezzanine Debt Cut-off Balance ($),
e.	Mortgage Loan Maturity Balance ($) and
f.	Mezzanine Debt Maturity Balance ($)

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance ($),
ii.	Total Debt Cut-off Balance ($) and
iii.	Total Debt Maturity Balance ($)

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Margin %,
b.	Mezzanine Debt Margin %,
c.	Mortgage Loan Original Balance ($) and
d.	Mezzanine Debt Original Balance ($)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin %” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	LIBOR Rounding Methodology,
b.	LIBOR Floor %,
c.	Mortgage Loan Margin %,
d.	Mezzanine Debt Margin % and
e.	Total Debt Margin %

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 1.60000% that was provided by the Depositor, we recalculated the:

i.        Mortgage Loan Rate %,

ii.	Mezzanine Rate % and
iii.	Total Debt Rate %

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 12

13.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Margin %,
d.	LIBOR Cap Strike Price % and
e.	Accrual Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
iii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The sum of:

i.       The “Mortgage Loan Margin %,” as shown on the Final Data File, and

ii.	The “LIBOR Cap Strike Price %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The sum of:

i.       The “Mortgage Loan Margin %,” as shown on the Final Data File, and

ii.	The “LIBOR Cap Strike Price %,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 12

14.	Using the:
a.	Mezzanine Debt Original Balance ($),
b.	Mezzanine Rate %,
c.	Mezzanine Debt Margin %,
d.	LIBOR Cap Strike Price % and
e.	Accrual Type

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Mezzanine Debt Monthly Debt Service ($) at Loan Rate,
ii.	Mezzanine Debt Annual Debt Service ($) at Loan Rate,
iii.	Mezzanine Debt Monthly Debt Service ($) at Cap Rate and
iv.	Mezzanine Debt Annual Debt Service ($) at Cap Rate

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Monthly Debt Service ($) at Loan Rate” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Debt Service ($) at Loan Rate” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Monthly Debt Service ($) at Cap Rate” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
b.	The sum of:

i.       The “Mezzanine Debt Margin %,” as shown on the Final Data File, and

ii.	The “LIBOR Cap Strike Price %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Debt Service ($) at Cap Rate” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
b.	The sum of:

i.       The “Mezzanine Debt Margin %,” as shown on the Final Data File, and

ii.	The “LIBOR Cap Strike Price %,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 12

15.	Using the:
a.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
b.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
c.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
d.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
e.	Mezzanine Debt Monthly Debt Service ($) at Loan Rate,
f.	Mezzanine Debt Annual Debt Service ($) at Loan Rate,
g.	Mezzanine Debt Monthly Debt Service ($) at Cap Rate and
h.	Mezzanine Debt Annual Debt Service ($) at Cap Rate

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service ($) at Loan Rate,
ii.	Total Debt Annual Debt Service ($) at Loan Rate,
iii.	Total Debt Monthly Debt Service ($) at Cap Rate and
iv.	Total Debt Annual Debt Service ($) at Cap Rate

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 12

16.	Using the:
a.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
b.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
c.	Mortgage Loan Cut-off Balance ($),
d.	Mortgage Loan Maturity Balance ($),
e.	TTM NOI ($),
f.	TTM NCF ($),
g.	UW NOI ($),
h.	UW NCF ($),
i.	Portfolio Appraised Value ($),
j.	Property Appraised Value ($) and
k.	Keys

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR at Loan Rate,
ii.	Mortgage Loan TTM NCF DSCR at Loan Rate,
iii.	Mortgage Loan TTM NOI DSCR at Cap Rate,
iv.	Mortgage Loan TTM NCF DSCR at Cap Rate,
v.	Mortgage Loan UW NOI DSCR at Loan Rate,
vi.	Mortgage Loan UW NCF DSCR at Loan Rate,
vii.	Mortgage Loan UW NOI DSCR at Cap Rate,
viii.	Mortgage Loan UW NCF DSCR at Cap Rate,
ix.	Portfolio Mortgage Loan Cutoff Date LTV %,
x.	Portfolio Mortgage Loan Maturity Date LTV %,
xi.	Property Mortgage Loan Cutoff Date LTV %,
xii.	Property Mortgage Loan Maturity Date LTV %,
xiii.	Mortgage Loan TTM NOI Debt Yield %,
xiv.	Mortgage Loan TTM NCF Debt Yield %,
xv.	Mortgage Loan UW NOI Debt Yield %,
xvi.	Mortgage Loan UW NCF Debt Yield %,
xvii.	% of Initial Pooled Balance,
xviii.	Property Appraised Value ($) Per Key and
xix.	Mortgage Loan Cut-off Balance ($) Per Key

of the Mortgage Loan and, with respect to items xvii., xviii. and xix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round items i. through viii. above to two decimal places and
b.	Round items ix. through xvii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 12

17.	Using the:
a.	Total Debt Annual Debt Service ($) at Loan Rate,
b.	Total Debt Annual Debt Service ($) at Cap Rate,
c.	Total Debt Cut-off Balance ($),
d.	Total Debt Maturity Balance ($),
e.	TTM NOI ($),
f.	TTM NCF ($),
g.	UW NOI ($),
h.	UW NCF ($),
i.	Portfolio Appraised Value ($),
j.	Property Appraised Value ($) and
k.	Keys

of the Total Debt associated with the Mortgage Loan, Total Debt associated with each Property and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR at Loan Rate,
ii.	Total Debt TTM NCF DSCR at Loan Rate,
iii.	Total Debt TTM NOI DSCR at Cap Rate,
iv.	Total Debt TTM NCF DSCR at Cap Rate,
v.	Total Debt UW NOI DSCR at Loan Rate,
vi.	Total Debt UW NCF DSCR at Loan Rate,
vii.	Total Debt UW NOI DSCR at Cap Rate,
viii.	Total Debt UW NCF DSCR at Cap Rate,
ix.	Portfolio Total Debt Cutoff Date LTV %,
x.	Portfolio Total Debt Maturity Date LTV %,
xi.	Property Total Debt Cutoff Date LTV %,
xii.	Property Total Debt Maturity Date LTV %,
xiii.	Total Debt TTM NOI Debt Yield %,
xiv.	Total Debt TTM NCF Debt Yield %,
xv.	Total Debt UW NOI Debt Yield %,
xvi.	Total Debt UW NCF Debt Yield % and
xvii.	Total Debt Cut-off Balance Per Key ($)

of the Total Debt associated with the Mortgage Loan and, with respect to item xvii. above, Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round items i. through viii. above to two decimal places and
b.	Round items ix. through xvi. above to the nearest 1/10th of one percent.

Attachment A Page 10 of 12

18.	Using the:
a.	2011 Occupancy,
b.	2011 STR Comp. Set Occupancy,
c.	2011 ADR ($),
d.	2011 STR Comp. Set ADR ($),
e.	2011 RevPAR ($),
f.	2011 STR Comp. Set RevPAR ($),
g.	2012 Occupancy,
h.	2012 STR Comp. Set Occupancy,
i.	2012 ADR ($),
j.	2012 STR Comp. Set ADR ($),
k.	2012 RevPAR ($),
l.	2012 STR Comp. Set RevPAR ($),
m.	2013 Occupancy,
n.	2013 STR Comp. Set Occupancy,
o.	2013 ADR ($),
p.	2013 STR Comp. Set ADR ($),
q.	2013 RevPAR ($),
r.	2013 STR Comp. Set RevPAR ($),
s.	2014 Occupancy,
t.	2014 STR Comp. Set Occupancy,
u.	2014 ADR ($),
v.	2014 STR Comp. Set ADR ($),
w.	2014 RevPAR ($),
x.	2014 STR Comp. Set RevPAR ($),
y.	2015 Occupancy,
z.	2015 STR Comp. Set Occupancy,
aa.	2015 ADR ($),
bb.	2015 STR Comp. Set ADR ($),
cc.	2015 RevPAR ($),
dd.	2015 STR Comp. Set RevPAR ($),
ee.	2016 Occupancy,
ff.	2016 STR Comp. Set Occupancy,
gg.	2016 ADR ($),
hh.	2016 STR Comp. Set ADR ($),
ii.	2016 RevPAR ($),
jj.	2016 STR Comp. Set RevPAR ($),
kk.	TTM Occupancy,
ll.	TTM STR Comp. Set Occupancy,
mm.	TTM ADR ($),
nn.	TTM STR Comp. Set ADR ($),
oo.	TTM RevPAR ($) and
pp.	TTM STR Comp. Set RevPAR ($)

of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the:

Attachment A Page 11 of 12

18. (continued)

i.	2011 Occupancy Penetration,
ii.	2011 ADR Penetration,
iii.	2011 RevPAR Penetration,
iv.	2012 Occupancy Penetration,
v.	2012 ADR Penetration,
vi.	2012 RevPAR Penetration,
vii.	2013 Occupancy Penetration,
viii.	2013 ADR Penetration,
ix.	2013 RevPAR Penetration,
x.	2014 Occupancy Penetration,
xi.	2014 ADR Penetration,
xii.	2014 RevPAR Penetration,
xiii.	2015 Occupancy Penetration,
xiv.	2015 ADR Penetration,
xv.	2015 RevPAR Penetration,
xvi.	2016 Occupancy Penetration,
xvii.	2016 ADR Penetration,
xviii.	2016 RevPAR Penetration,
xix.	TTM Occupancy Penetration,
xx.	TTM ADR Penetration and
xxi.	TTM RevPAR Penetration

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round items i. through xxi. above to the nearest 1/10th of one percent.

19.	The Depositor instructed us to recalculate the total historical capex of the Mortgage Loan and each Property (the “2011 to 2017 Total Capex”) as the sum of the:
a.	2011 Capex,
b.	2012 Capex,
c.	2013 Capex,
d.	2014 Capex,
e.	2015 Capex,
f.	2016 Capex and
g.	2017 Capex

of the Mortgage Loan and each Property, all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 12

20.	Using the:
a.	2011 to 2017 Total Capex and
b.	Keys

of the Mortgage Loan and each Property, both as shown on the Final Data File, we recalculated the “2011 to 2017 Total Capex Per Key” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mortgage Loan Rate %,
b.	Mortgage Loan Admin. Fee %,
c.	Mezzanine Rate %,
d.	Mezzanine Admin. Fee %,
e.	Total Debt Rate % and
f.	Total Debt Admin. Fee %

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Net Mortgage Loan Rate %,
ii.	Net Mezzanine Rate % and
iii.	Total Debt Net Total Rate %

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	1 February 2018

Mezzanine Loan Agreement	1 February 2018

Interest Rate Cap Agreement Summary	31 January 2018

Replacement, Amended and Restated Mortgage Promissory Notes	1 February 2018

Mezzanine Promissory Notes	1 February 2018

Settlement Statement	1 February 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	1 October 2017

Portfolio Appraisal Report	1 October 2017

Engineering Reports	24 October 2017

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Seismic Reports	20 October 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Insurance Review Document	20 December 2017

(From Sponsor) Renovation Types per Property File	10 October 2017

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Phase I Environmental Report or USPS Internet Site (www.usps.gov)
City (see Note 1)	Appraisal Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report or Phase I Environmental Report
Year Opened	Appraisal Report or Underwriter’s Summary Report
Year Renovated (see Note 8)	Underwriter’s Summary Report
Keys	Underwriter’s Summary Report
Flag	(From Sponsor) Renovation Types per Property File
Renovation Type	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraisal Date (see Note 2)	Appraisal Report
Portfolio Appraised Value ($)	Portfolio Appraisal Report
Property Appraised Value ($) (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
PML % (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2008 Revenues ($)	Underwriter’s Summary Report
2009 Revenues ($)	Underwriter’s Summary Report
2010 Revenues ($)	Underwriter’s Summary Report
2011 Revenues ($)	Underwriter’s Summary Report
2012 Revenues ($)	Underwriter’s Summary Report
2013 Revenues ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2014 Revenues ($)	Underwriter’s Summary Report
2015 Revenues ($)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
2008 Total Expenses ($)	Underwriter’s Summary Report
2009 Total Expenses ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2008 NOI ($)	Underwriter’s Summary Report
2009 NOI ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2008 NCF ($)	Underwriter’s Summary Report
2009 NCF ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
UW FF&E ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Hotel Operating Information:

Characteristic	Source Document

2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2008 ADR ($)	Underwriter’s Summary Report
2009 ADR ($)	Underwriter’s Summary Report
2010 ADR ($)	Underwriter’s Summary Report
2011 ADR ($)	Underwriter’s Summary Report
2012 ADR ($)	Underwriter’s Summary Report
2013 ADR ($)	Underwriter’s Summary Report
2014 ADR ($)	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
TTM ADR ($)	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
2008 RevPAR ($)	Underwriter’s Summary Report
2009 RevPAR ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report
2008 Available Rooms	Underwriter’s Summary Report
2009 Available Rooms	Underwriter’s Summary Report
2010 Available Rooms	Underwriter’s Summary Report
2011 Available Rooms	Underwriter’s Summary Report
2012 Available Rooms	Underwriter’s Summary Report
2013 Available Rooms	Underwriter’s Summary Report
2014 Available Rooms	Underwriter’s Summary Report
2015 Available Rooms	Underwriter’s Summary Report
2016 Available Rooms	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Hotel Operating Information: (continued)

Characteristic	Source Document

TTM Available Rooms	Underwriter’s Summary Report
UW Available Rooms	Underwriter’s Summary Report
2008 Occupied Rooms	Underwriter’s Summary Report
2009 Occupied Rooms	Underwriter’s Summary Report
2010 Occupied Rooms	Underwriter’s Summary Report
2011 Occupied Rooms	Underwriter’s Summary Report
2012 Occupied Rooms	Underwriter’s Summary Report
2013 Occupied Rooms	Underwriter’s Summary Report
2014 Occupied Rooms	Underwriter’s Summary Report
2015 Occupied Rooms	Underwriter’s Summary Report
2016 Occupied Rooms	Underwriter’s Summary Report
TTM Occupied Rooms	Underwriter’s Summary Report
UW Occupied Rooms	Underwriter’s Summary Report
2011 STR Comp. Set Occupancy	Underwriter’s Summary Report
2012 STR Comp. Set Occupancy	Underwriter’s Summary Report
2013 STR Comp. Set Occupancy	Underwriter’s Summary Report
2014 STR Comp. Set Occupancy	Underwriter’s Summary Report
2015 STR Comp. Set Occupancy	Underwriter’s Summary Report
2016 STR Comp. Set Occupancy	Underwriter’s Summary Report
TTM STR Comp. Set Occupancy	Underwriter’s Summary Report
2011 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2012 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2013 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2014 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2015 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2016 STR Comp. Set ADR ($)	Underwriter’s Summary Report
TTM STR Comp. Set ADR ($)	Underwriter’s Summary Report
2011 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2012 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2013 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2014 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2015 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2016 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
TTM Oct. STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2011 Capex	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
2012 Capex	Underwriter’s Summary Report
2013 Capex	Underwriter’s Summary Report
2014 Capex	Underwriter’s Summary Report
2015 Capex	Underwriter’s Summary Report
2016 Capex	Underwriter’s Summary Report
2017 Capex	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 8

Reserve and Escrow Information:

Characteristic	Source Document

Upfront RE Tax Reserve ($)	Mortgage Loan Agreement
Monthly RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Ins. Reserve ($)	Mortgage Loan Agreement
Monthly Ins. Reserve ($)	Mortgage Loan Agreement
Upfront Capex Reserve ($)	Mortgage Loan Agreement
Monthly Capex Reserve ($)	Mortgage Loan Agreement
Upfront Engin. Reserve ($)	Mortgage Loan Agreement
Upfront FF&E Reserve ($)	Mortgage Loan Agreement
Monthly FF&E Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve Description	Mortgage Loan Agreement
Monthly Other Reserve ($)	Mortgage Loan Agreement
Monthly Other Reserve Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Note Date	Mortgage Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Due Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period (Default) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Payment) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor % (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Strike Price % (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Strike Price % (after Extension) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Cap Provider	Interest Rate Cap Agreement Summary
Mortgage Loan Margin %	Mortgage Loan Agreement
Mezzanine Debt Margin %	Mezzanine Loan Agreement
Prepayment Provision (Payments)	Mortgage Loan Agreement
Prepayment Provision Comments	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Principal / Carveout Guarantor	Mortgage Loan Agreement
Originator/Seller	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
SPE (Y/N)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Loan Purpose	Settlement Statement

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Date” and “Property Appraised Value ($)” characteristics for the Properties identified on the Preliminary Data File as:
a.	Red Roof Plus+ - Naples and
b.	Red Roof Inn - Jacksonville Southpoint,

the Depositor instructed us to use the “Prospective Market Value Upon Completion” value and related valuation date, respectively, both as shown in the applicable appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the “PML (%)” and “Seismic Report Date” characteristics only for Properties that have a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

5.	For the purpose of comparing the:
a.	Amortization Type,
b.	Accrual Type,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Fully Extended Maturity Date,
f.	Extension Options,
g.	Extension Test Description,
h.	Third Extension Fee,
i.	Payment Due Date,
j.	Grace Period (Default),
k.	Grace Period (Late Payment),
l.	Interest Accrual Start,
m.	Interest Accrual End,
n.	LIBOR Rounding Methodology,
o.	LIBOR Lookback Days,
p.	LIBOR Floor %,
q.	LIBOR Cap Strike Price % and
r.	LIBOR Cap Strike Price % (after Extension)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through r. above.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

8.	For the purpose of comparing the “Year Renovated” characteristic for the Red Roof Inn - Jacksonville Southpoint Property, the Depositor instructed us to ignore the value shown in the underwriter’s summary report Source Document and to instead show “2013” for the “Year Renovated” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Client #
FV1 #
Loan #
Number of Properties
Property Name
Assumed LIBOR
2008 Occupancy Penetration
2008 ADR Penetration
2008 RevPAR Penetration
2009 Occupancy Penetration
2009 ADR Penetration
2009 RevPAR Penetration
2010 Occupancy Penetration
2010 ADR Penetration
2010 RevPAR Penetration
2008 STR Comp. Set Occupancy
2009 STR Comp. Set Occupancy
2010 STR Comp. Set Occupancy
2008 STR Comp. Set ADR ($)
2009 STR Comp. Set ADR ($)
2010 STR Comp. Set ADR ($)
2008 STR Comp. Set RevPAR ($)
2009 STR Comp. Set RevPAR ($)
2010 STR Comp. Set RevPAR ($)
Mortgage Loan Admin. Fee %
Mezzanine Admin. Fee %
Total Debt Admin. Fee %
Extension Spread Increase Description
First Extension Fee
Second Extension Fee
Allocated Purchase Price
Title Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.